INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

NOTE 9: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc., a wholly owned subsidiary of CNHI, and parent of CNH Industrial America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2014, 2013, and 2012 are as follows, with foreign defined as any income earned outside the United States:

	2014	2013	2012
Domestic	$291,290	$300,032	$248,461
Foreign	95,078	101,130	81,232

Income before taxes	$386,368	$401,162	$329,693

        The provision for income taxes for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Current income tax expense (benefit):
Domestic	$(4,159)	$77,406	$80,255
Foreign	45,632	22,519	22,600

Total current income tax expense	41,473	99,925	102,855

Deferred income tax expense (benefit):
Domestic	108,836	29,497	15,848
Foreign	(23,191)	5,400	(2,591)

Total deferred income tax expense	85,645	34,897	13,257

Total tax provision	$127,118	$134,822	$116,112

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2014, 2013, and 2012 is as follows:

	2014	2013	2012
Tax provision at statutory rate	35.0%	35.0%	35.0%
State taxes	3.2	4.5	5.0
Foreign taxes	(5.0)	(5.0)	(4.7)
Tax contingencies	(0.1)	0.1	(0.3)
Tax credits and incentives	(0.1)	(0.2)	(0.3)
Tax rate and legislative changes	—	—	0.7
Other	(0.1)	(0.8)	(0.2)

Total tax provision effective rate	32.9%	33.6%	35.2%

        The components of the Company's net deferred tax liability as of December 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Pension, postretirement and post-employment benefits	$2,864	$3,520
Marketing and sales incentive programs	81,326	68,770
Allowance for credit losses	33,512	33,784
Other accrued liabilities	9,868	19,814
Tax loss and tax credit carry forwards	11,644	9,114

Total deferred tax assets	$139,214	$135,002
Deferred tax liability:
Equipment on operating lease	$311,717	$219,896

Deferred tax liability, net(1)	$(172,503)	$(84,894)

(1)

In the accompanying consolidated balance sheets, the US net deferred tax position in 2014 and 2013 is included in "Accounts payable and other accrued liabilities" while the Canadian net deferred tax position is included in "Other assets" in 2014 and "Accounts payable and other accrued liabilities" in 2013.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2014	2013	2012
Balance, beginning of year	$5,423	$5,830	$6,907
Additions based on tax positions related to the current year	—	—	—
Reductions for tax positions of prior years	(492)	(367)	(119)
Settlements	(4,923)	(40)	(958)

Balance, end of year	$8	$5,423	$5,830

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $(1,919).

        The Company recognizes interest and penalties accrued related to tax contingencies in income tax expense. During the years ended December 31, 2014, 2013, and 2012, the Company recognized approximately $(3,187), $307, and $(527), respectively, in interest and penalties. The Company had approximately $(424), $2,880, and $2,793 for the expected future payment of interest and penalties accrued at December 31, 2014, 2013, and 2012, respectively.

        During 2014, the Company effectively settled the outstanding audits for tax years 2003 through 2006. The contingency reserve set up for these years amounted to $5,959 and the amount of cash outlays were $4,887, which resulted in a net benefit of $1,072.

        The Company has not provided deferred taxes on $442,000 of undistributed earnings of non-U.S. subsidiaries at December 31, 2014, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.

        The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. Consequently, the lapse of the active financing income exception resulted in a tax detriment of approximately $2,671 in 2012 and a corresponding tax benefit of approximately $2,671 in 2013.